ALAC Separate Account 1
Financial Statements
As of and for the year ended December 31, 2023

ALAC Separate Account 1
Index to the Financial Statements
As of and for the year ended December 31, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of
Athene Annuity and Life Company Separate Account ALAC (ALAC Separate Account 1) and the
Board of Directors of Athene Annuity and Life Company

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of net assets of each of the subaccounts listed in the table below which comprises ALAC Separate Account 1 (the “Account”) as of December 31, 2023, the related statements of operations for the year ended December 31, 2023, changes in net assets for the years ended December 31, 2023 and 2022, the financial highlights for the years ended December 31, 2023 and 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Alger Funds Mid Cap Growth Portfolio	Fidelity Variable Insurance Products Investment Grade Bond Portfolio	Royce Capital Fund Micro-Cap Portfolio
The Alger Funds Small Cap Growth Portfolio	Fidelity Variable Insurance Products Government Money Market Portfolio	First Eagle Investment Management Overseas Variable Fund
Fidelity Variable Insurance Products Asset Manager Portfolio	T. Rowe Price Equity Series, Inc. International Stock Portfolio	Neuberger Berman Advisors Management Trust Mid Cap Growth Portfolio
Fidelity Variable Insurance Products Contrafund Portfolio	T. Rowe Price Equity Series, Inc. Limited-Term Bond Portfolio	Neuberger Berman Advisors Management Trust Sustainable Equity Portfolio
Fidelity Variable Insurance Products Equity-Income Portfolio	VanEck VIP Trust Global Resources Fund Portfolio	PIMCO Variable Insurance Trust High Yield Portfolio
Fidelity Variable Insurance Products Growth Portfolio	Pioneer Investments Pioneer Fund VCT Portfolio	PIMCO Variable Insurance Trust Real Return Portfolio
Fidelity Variable Insurance Products Index 500 Portfolio	Pioneer Investments Pioneer Select Mid Cap Growth VCT Portfolio

The financial highlights for each of the years or periods ended on or prior to December 31, 2021, were audited by other independent registered public accountants whose report, dated April 28, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodians; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Des Moines, Iowa
April 30, 2024

We have served as the Account’s auditor since 2022.

ALAC Separate Account 1
Statements of Net Assets
December 31, 2023

	The Alger Funds		Fidelity Variable Insurance Products
	Mid Cap	Small Cap	Asset		Equity-
	Growth	Growth	Manager	Contrafund	Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$1,357,559	$621,980	$413,172	$3,876,551	$1,919,871
Total Assets	$1,357,559	$621,980	$413,172	$3,876,551	$1,919,871

Net assets in the accumulation period	$1,357,559	$621,980	$413,172	$3,876,551	$1,919,871
Net assets	$1,357,559	$621,980	$413,172	$3,876,551	$1,919,871

Accumulation unit value	$69.479	$36.647	$38.108	$115.260	$59.653
Accumulation units outstanding	19,539	16,972	10,842	33,633	32,184

Shares of mutual funds owned	80,567	37,627	26,418	79,715	77,258

Investments, at cost	$1,668,953	$907,806	$401,390	$2,599,038	$1,733,343
(Continued)
The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Net Assets
December 31, 2023

					T. Rowe Price
	Fidelity Variable Insurance Products				Equity Series, Inc.
				Government
		Index	Investment	Money	International	Limited-Term
	Growth	500	Grade Bond	Market	Stock	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$2,974,284	$4,787,562	$450,732	$665,063	$1,037,202	$203,000
Total Assets	$2,974,284	$4,787,562	$450,732	$665,063	$1,037,202	$203,000

Net assets in the accumulation period	$2,974,284	$4,787,562	$450,732	$665,063	$1,037,202	$203,000
Net assets	$2,974,284	$4,787,562	$450,732	$665,063	$1,037,202	$203,000

Accumulation unit value	$93.519	$89.424	$23.210	$12.825	$26.131	$16.310
Accumulation units outstanding	31,804	53,538	19,420	51,856	39,693	12,446

Shares of mutual funds owned	31,947	10,367	40,352	665,063	69,101	43,562

Investments, at cost	$2,060,042	$1,838,528	$512,486	$665,062	$1,041,644	$214,387
(Continued)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Net Assets
December 31, 2023

	VanEck			Royce	First Eagle
	VIP			Capital	Investment
	Trust	Pioneer Investments		Fund	Management
	Global		Pioneer Select
	Resources	Pioneer	Mid Cap		Overseas
	Fund	Fund VCT	Growth VCT	Micro-Cap	Variable
	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Assets
Investments in shares of mutual funds, at fair value	$135,418	$1,023,965	$1,579,885	$463,292	$846,132
Total Assets	$135,418	$1,023,965	$1,579,885	$463,292	$846,132

Net assets in the accumulation period	$135,418	$1,023,965	$1,579,885	$463,292	$846,132
Net assets	$135,418	$1,023,965	$1,579,885	$463,292	$846,132

Accumulation unit value	$31.537	$87.481	$42.097	$73.973	$82.261
Accumulation units outstanding	4,294	11,705	37,530	6,263	10,286

Shares of mutual funds owned	5,093	63,958	71,748	50,523	37,439

Investments, at cost	$119,696	$1,034,947	$1,732,417	$456,658	$892,328
(Continued)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Net Assets
December 31, 2023

	Neuberger Berman		PIMCO Variable
	Advisors Management Trust		Insurance Trust
	Mid Cap	Sustainable	High	Real
	Growth	Equity	Yield	Return
	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$314,800	$308,641	$98,541	$151,290
Total Assets	$314,800	$308,641	$98,541	$151,290

Net assets in the accumulation period	$314,800	$308,641	$98,541	$151,290
Net assets	$314,800	$308,641	$98,541	$151,290

Accumulation unit value	$23.239	$49.201	$26.341	$23.055
Accumulation units outstanding	13,546	6,273	3,741	6,562

Shares of mutual funds owned	11,821	9,255	13,724	13,076

Investments, at cost	$288,286	$169,185	$102,598	$169,698
(Concluded)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Operations
Year Ended December 31, 2023

	The Alger Funds		Fidelity Variable Insurance Products
	Mid Cap	Small Cap	Asset		Equity-
	Growth	Growth	Manager	Contrafund	Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$—	$—	$9,315	$17,386	$35,342
Expenses
Mortality and expense and administration charges	19,292	8,991	5,460	52,278	27,054
Net investment income (loss)	(19,292)	(8,991)	3,855	(34,892)	8,288

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	(111,823)	(102,968)	(266)	197,893	22,908
Capital gains distributions	—	—	4,202	129,602	53,050
Net realized gain (loss) on investments	(111,823)	(102,968)	3,936	327,495	75,958

Net change in unrealized appreciation (depreciation)
on investments	408,313	202,742	34,634	745,353	78,563
Net increase (decrease) in net assets
resulting from operations	$277,198	$90,783	$42,425	$1,037,956	$162,809
(Continued)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Operations
Year Ended December 31, 2023

					T. Rowe Price
	Fidelity Variable Insurance Products				Equity Series, Inc.
				Government
		Index	Investment	Money	International	Limited-Term
	Growth	500	Grade Bond	Market	Stock	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$3,473	$66,092	$11,486	$35,528	$9,870	$6,797
Expenses
Mortality and expense and administration charges	37,685	63,852	6,402	10,280	14,719	2,857
Net investment income (loss)	(34,212)	2,240	5,084	25,248	(4,849)	3,940

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	79,277	606,670	(10,910)	—	(19,258)	(1,414)
Capital gains distributions	125,500	43,591	—	—	—	—
Net realized gain (loss) on investments	204,777	650,261	(10,910)	—	(19,258)	(1,414)

Net change in unrealized appreciation (depreciation)
on investments	635,876	351,390	27,336	—	170,298	4,528
Net increase (decrease) in net assets
resulting from operations	$806,441	$1,003,891	$21,510	$25,248	$146,191	$7,054
(Continued)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Operations
Year Ended December 31, 2023

	VanEck			Royce	First Eagle
	VIP			Capital	Investment
	Trust	Pioneer Investments		Fund	Management
	Global		Pioneer Select
	Resources	Pioneer	Mid Cap		Overseas
	Fund	Fund VCT	Growth VCT	Micro-Cap	Variable
	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Income
Dividends	$3,915	$8,203	$—	$—	$—
Expenses
Mortality and expense and administration charges	1,954	13,172	21,889	6,294	11,879
Net investment income (loss)	1,961	(4,969)	(21,889)	(6,294)	(11,879)

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	2,018	(15,997)	(46,973)	(8,928)	(2,270)
Capital gains distributions	—	40,338	—	—	61,907
Net realized gain (loss) on investments	2,018	24,341	(46,973)	(8,928)	59,637

Net change in unrealized appreciation (depreciation)
on investments	(11,417)	213,366	314,749	88,407	23,332
Net increase (decrease) in net assets
resulting from operations	$(7,438)	$232,738	$245,887	$73,185	$71,090
(Continued)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Operations
Year Ended December 31, 2023

	Neuberger Berman		PIMCO Variable
	Advisors Management Trust		Insurance Trust
	Mid Cap	Sustainable	High	Real
	Growth	Equity	Yield	Return
	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$—	$981	$5,528	$4,608
Expenses
Mortality and expense and administration charges	4,123	4,066	1,356	2,152
Net investment income (loss)	(4,123)	(3,085)	4,172	2,456

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	(112)	20,093	(1,670)	(2,141)
Capital gains (loss) distributions	—	4,631	—	—
Net realized gain (loss) on investments	(112)	24,724	(1,670)	(2,141)

Net change in unrealized appreciation (depreciation)
on investments	49,634	43,838	7,410	3,088
Net increase (decrease) in net assets
resulting from operations	$45,399	$65,477	$9,912	$3,403
(Concluded)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Changes in Net Assets
Years Ended December 31, 2023 and 2022

	The Alger Funds		Fidelity Variable Insurance Products
	Mid Cap	Small Cap	Asset		Equity-
	Growth	Growth	Manager	Contrafund	Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2021	$2,372,426	$1,165,444	$464,925	$5,197,720	$2,597,044
Changes from 2022 operations
Net investment income (loss)	(23,211)	(11,567)	2,693	(36,292)	8,267
Net realized gain (loss) on investments	4,558	113,866	26,520	266,915	104,305
Net change in unrealized appreciation
(depreciation) on investments	(847,620)	(553,495)	(104,114)	(1,637,995)	(279,473)
Net increase (decrease) in net assets
resulting from operations	(866,273)	(451,196)	(74,901)	(1,407,372)	(166,901)
Contract transactions
Deposits	1,268	984	—	1,772	2,120
Surrenders and death benefits	(66,268)	(39,605)	(8,491)	(159,130)	(272,743)
Contract maintenance charges	(282)	(128)	(91)	(550)	(337)
Other transfers between sub-accounts,
including fixed interest account	(41,803)	20,015	(4,516)	(110,326)	(78,875)
Net decrease in net assets
resulting from contract transactions	(107,085)	(18,734)	(13,098)	(268,234)	(349,835)
Total increase (decrease) in net assets	(973,358)	(469,930)	(87,999)	(1,675,606)	(516,736)
Net assets at December 31, 2022	$1,399,068	$695,514	$376,926	$3,522,114	$2,080,308
Changes from 2023 operations
Net investment income (loss)	(19,292)	(8,991)	3,855	(34,892)	8,288
Net realized gain (loss) on investments	(111,823)	(102,968)	3,936	327,495	75,958
Net change in unrealized appreciation (depreciation)
on investments	408,313	202,742	34,634	745,353	78,563
Net increase (decrease) in net assets
resulting from operations	277,198	90,783	42,425	1,037,956	162,809
Contract transactions
Deposits	831	1,135	—	1,754	1,630
Surrenders and death benefits	(268,214)	(168,428)	(6,349)	(588,636)	(318,264)
Contract maintenance charges	(255)	(107)	14	(492)	(254)
Other transfers between sub-accounts,
including fixed interest account	(51,069)	3,083	156	(96,145)	(6,358)
Net decrease in net assets
resulting from contract transactions	(318,707)	(164,317)	(6,179)	(683,519)	(323,246)
Total increase (decrease) in net assets	(41,509)	(73,534)	36,246	354,437	(160,437)
Net assets at December 31, 2023	$1,357,559	$621,980	$413,172	$3,876,551	$1,919,871
(Continued)
The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Changes in Net Assets
Years Ended December 31, 2023 and 2022

					T. Rowe Price
	Fidelity Variable Insurance Products				Equity Series, Inc.
				Government
		Index	Investment	Money	International	Limited-Term
	Growth	500	Grade Bond	Market	Stock	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2021	$3,695,363	$6,505,922	$617,923	$777,468	$1,475,891	$234,689
Changes from 2022 operations
Net investment income (loss)	(21,944)	2,100	4,215	(58)	(8,137)	1,219
Net realized gain (loss) on investments	302,547	369,217	22,391	—	10,242	(203)
Net change in unrealized appreciation
(depreciation) on investments	(1,189,786)	(1,602,115)	(112,657)	—	(254,118)	(14,590)
Net increase (decrease) in net assets
resulting from operations	(909,183)	(1,230,798)	(86,051)	(58)	(252,013)	(13,574)
Contract transactions
Deposits	2,528	3,701	1,035	859	—	—
Surrenders and death benefits	(278,185)	(369,402)	(37,949)	(438,442)	(104,372)	(7,418)
Contract maintenance charges	(584)	(652)	(103)	(86)	(103)	(31)
Other transfers between sub-accounts,
including fixed interest account	(83,439)	(124,041)	(6,566)	352,586	(1,894)	(433)
Net decrease in net assets
resulting from contract transactions	(359,680)	(490,394)	(43,583)	(85,083)	(106,369)	(7,882)
Total increase (decrease) in net assets	(1,268,863)	(1,721,192)	(129,634)	(85,141)	(358,382)	(21,456)
Net assets at December 31, 2022	$2,426,500	$4,784,730	$488,289	$692,327	$1,117,509	$213,233
Changes from 2023 operations
Net investment income (loss)	(34,212)	2,240	5,084	25,248	(4,849)	3,940
Net realized gain (loss) on investments	204,777	650,261	(10,910)	—	(19,258)	(1,414)
Net change in unrealized appreciation (depreciation)
on investments	635,876	351,390	27,336	—	170,298	4,528
Net increase (decrease) in net assets
resulting from operations	806,441	1,003,891	21,510	25,248	146,191	7,054
Contract transactions
Deposits	2,361	4,071	832	818	—	—
Surrenders and death benefits	(189,878)	(930,914)	(63,049)	(422,381)	(214,444)	(16,453)
Contract maintenance charges	(549)	(567)	62	(40)	(100)	(33)
Other transfers between sub-accounts,
including fixed interest account	(70,591)	(73,649)	3,088	369,091	(11,954)	(801)
Net decrease in net assets
resulting from contract transactions	(258,657)	(1,001,059)	(59,067)	(52,512)	(226,498)	(17,287)
Total increase (decrease) in net assets	547,784	2,832	(37,557)	(27,264)	(80,307)	(10,233)
Net assets at December 31, 2023	$2,974,284	$4,787,562	$450,732	$665,063	$1,037,202	$203,000
(Continued)
The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Changes in Net Assets
Years Ended December 31, 2023 and 2022

	VanEck VIP			Royce Capital	First Eagle
	Trust	Pioneer Investments		Fund	Inv Management
	Global		Pioneer Select
	Resources	Pioneer	Mid Cap		Overseas
	Fund	Fund VCT	Growth VCT	Micro-Cap	Variable
	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Net assets at December 31, 2021	$150,095	$1,284,503	$2,343,364	$675,091	$1,016,486
Changes from 2022 operations
Net investment income (loss)	413	(8,056)	(24,277)	(7,172)	6,175
Net realized gain (loss) on investments	1,680	152,418	330,755	164,707	53,394
Net change in unrealized appreciation
(depreciation) on investments	8,409	(402,323)	(1,052,593)	(314,006)	(156,207)
Net increase in net assets
resulting from operations	10,502	(257,961)	(746,115)	(156,471)	(96,638)
Contract transactions
Deposits	252	972	858	590	716
Surrenders and death benefits	(5,508)	(30,735)	(57,971)	(24,844)	(45,093)
Contract maintenance charges	(23)	(141)	(194)	(116)	(134)
Other transfers between sub-accounts,
including fixed interest account	(701)	(93,249)	5,107	(15,734)	(11,671)
Net decrease in net assets
resulting from contract transactions	(5,980)	(123,153)	(52,200)	(40,104)	(56,182)
Total increase (decrease) in net assets	4,522	(381,114)	(798,315)	(196,575)	(152,820)
Net assets at December 31, 2022	$154,617	$903,389	$1,545,049	$478,516	$863,666
Changes from 2023 operations
Net investment income (loss)	1,961	(4,969)	(21,889)	(6,294)	(11,879)
Net realized gain (loss) on investments	2,018	24,341	(46,973)	(8,928)	59,637
Net change in unrealized appreciation (depreciation)
on investments	(11,417)	213,366	314,749	88,407	23,332
Net increase (decrease) in net assets
resulting from operations	(7,438)	232,738	245,887	73,185	71,090
Contract transactions
Deposits	328	646	775	566	730
Surrenders and death benefits	(12,194)	(68,119)	(173,676)	(88,915)	(88,829)
Contract maintenance charges	(20)	(80)	(177)	(97)	(124)
Other transfers between sub-accounts,
including fixed interest account	125	(44,609)	(37,973)	37	(401)
Net decrease in net assets
resulting from contract transactions	(11,761)	(112,162)	(211,051)	(88,409)	(88,624)
Total increase (decrease) in net assets	(19,199)	120,576	34,836	(15,224)	(17,534)
Net assets at December 31, 2023	$135,418	$1,023,965	$1,579,885	$463,292	$846,132
(Continued)
The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Changes in Net Assets
Years Ended December 31, 2023 and 2022

	Neuberger Berman		PIMCO Variable
	Advisors Management Trust		Insurance Trust
	Mid Cap	Sustainable	High	Real
	Growth	Equity	Yield	Return
	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2021	$427,545	$396,828	$126,919	$192,280
Changes from 2022 operations
Net investment income (loss)	(4,433)	(3,162)	4,151	9,864
Net realized gain (loss) on investments	63,128	42,825	(736)	(730)
Net change in unrealized appreciation
(depreciation) on investments	(182,844)	(116,960)	(18,015)	(34,321)
Net increase (decrease) in net assets
resulting from operations	(124,149)	(77,297)	(14,600)	(25,187)
Contract transactions
Deposits	—	2	—	300
Surrenders and death benefits	(22,140)	(26,445)	(7,233)	(5,343)
Contract maintenance charges	(92)	(18)	(15)	(28)
Other transfers between sub-accounts,
including fixed interest account	1,296	(288)	—	(195)
Net decrease in net assets
resulting from contract transactions	(20,936)	(26,749)	(7,248)	(5,266)
Total increase (decrease) in net assets	(145,085)	(104,046)	(21,848)	(30,453)
Net assets at December 31, 2022	$282,460	$292,782	$105,071	$161,827
Changes from 2023 operations
Net investment income (loss)	(4,123)	(3,085)	4,172	2,456
Net realized gain on investments	(112)	24,724	(1,670)	(2,141)
Net change in unrealized appreciation (depreciation)
on investments	49,634	43,838	7,410	3,088
Net increase (decrease) in net assets
resulting from operations	45,399	65,477	9,912	3,403
Contract transactions
Deposits	—	—	—	300
Surrenders and death benefits	(13,996)	(46,699)	(15,670)	(13,780)
Contract maintenance charges	(90)	(19)	(11)	(25)
Other transfers between sub-accounts,
including fixed interest account	1,027	(2,900)	(761)	(435)
Net decrease in net assets
resulting from contract transactions	(13,059)	(49,618)	(16,442)	(13,940)
Total increase (decrease) in net assets	32,340	15,859	(6,530)	(10,537)
Net assets at December 31, 2023	$314,800	$308,641	$98,541	$151,290
(Concluded)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2023

1.    Organization
ALAC Separate Account 1 (the Separate Account), is a segregated investment account of Athene Annuity and Life Company (the Company). The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows investment company accounting guidance in accordance with accounting with accounting principles generally accepted in the United States of America. The Separate Account is a funding vehicle for individual variable annuity contracts issued by the Company, which are issued out of the Company's general account.
On December 20, 2023, the Company and Athene Annuity and Life Assurance Company (AADE) executed an Agreement and Plan of Merger pursuant to which, subject to the receipt of all regulatory approvals required in respect thereof, the Company will merge with AADE and will be the surviving company (the Merger). The consummation of the Merger will require the approval of the California Department of Insurance, the Delaware Department of Insurance, and the Iowa Insurance Division. The Merger is not expected to have a material impact on the Company’s financial statements.
Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and segregated from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts cannot be used to fulfill any other obligations arising from any other business the Company may conduct.
The Separate Account includes two investment products:  “Visionary” and “Visionary Choice” products.  These products were last issued in 2001 and 2002, respectively. Neither of these products are actively being marketed by the Company. The significant features of these products are summarized below:
Visionary - This contract provides flexible premium payments, death benefits and tax deferred investment options to potentially maximize the value of the contract.
Visionary Choice - This contract provides flexible premium payments, death benefits, option of multiple annuitants, withdrawal charge options and tax deferred investment options to potentially maximize the value of the contract.
Investments
The deposits of the Separate Account are invested at the direction of the contract holders in the sub-accounts that comprise the Separate Account. The sub-accounts invest in the following underlying mutual fund portfolios (collectively, the Funds):

Subaccount	Mutual Fund
The Alger Funds	The Alger Funds
Mid Cap Growth Portfolio	Mid Cap Growth Portfolio
Small Cap Growth Portfolio	Small Cap Growth Portfolio
Fidelity Variable Insurance Products	Fidelity Variable Insurance Products
Asset Manager Portfolio	Asset Manager Portfolio
Contrafund Portfolio	Contrafund Portfolio
Equity-Income Portfolio	Equity-Income Portfolio
Growth Portfolio	Growth Portfolio
(Continued)

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2023

Subaccount	Mutual Fund
Index 500 Portfolio	Index 500 Portfolio
Investment Grade Bond Portfolio	Investment Grade Bond Portfolio
Government Money Market Portfolio	Government Money Market Portfolio
T. Rowe Price Equity Series, Inc.	T. Rowe Price Equity Series, Inc.
International Stock Portfolio	International Stock Portfolio
Limited-Term Bond Portfolio	Limited-Term Bond Portfolio
VanEck VIP Trust	VanEck VIP Trust
Global Resources Fund Portfolio	Global Resources Fund Portfolio
Pioneer Investments	Pioneer Investments
Pioneer Fund VCT Portfolio	Pioneer Fund VCT Portfolio
Pioneer Select Mid Cap Growth VCT	Pioneer Select Mid Cap Growth VCT
Portfolio	Portfolio
Royce Capital Fund	Royce Capital Fund
Micro-Cap Portfolio	Micro-Cap Portfolio
First Eagle Investment Management	First Eagle Investment Management
Overseas Variable Fund	Overseas Variable Fund
Neuberger Berman Advisors Management	Neuberger Berman Advisors Management
Trust	Trust
Mid Cap Growth Portfolio	Mid Cap Growth Portfolio
Sustainable Equity Portfolio	Sustainable Equity Portfolio
PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
High Yield Portfolio	High Yield Portfolio
Real Return Portfolio	Real Return Portfolio
(Concluded)
2.    Summary of Significant Accounting Policies
Basis of Accounting
Financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts.
Use of Estimates
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results may differ from the estimates used in preparing the financial statements. The primary estimates included in the accompanying financial statements are the assumptions and judgments utilized in determining the fair value of investments.
Investment Valuation
Investments are stated at the closing net asset values (NAV) per share on the last trading day of the year. Investment transactions are accounted for on a trade-date basis, and the cost of investments sold is determined by the average cost method. In valuing securities, the Company uses a fair value hierarchy that prioritizes the inputs in the valuation techniques used to measure fair value into three broad levels.

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2023
Level 1    Values are unadjusted quoted prices for identical assets and liabilities in active markets accessible at the measurement date.
Level 2    Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.
Level 3 Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the reporting date.
All assets held by the Separate Account are classified in Level 2. There were no transfers between levels in 2023.
Dividends
Dividends paid to the Separate Account are automatically reinvested in shares of the same funds on the payable date.
Accumulation Unit Value
Accumulation unit value is calculated at close on trading days based on the contract owner's proportion of the fund NAV over the number of units outstanding for the respective fund.
Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from the Company. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3.    Fund Charges
Other Charges
Amounts are paid to the Company for mortality and expense guarantees at the rate of 1.25% of the current value of the Separate Account on an annual basis. The Separate Account also pays the Company for other expenses, such as contract maintenance fees ($7.50 per contract at the end of each quarter) and asset-based administration fees (0.15% on an annual basis). These charges are recognized as a reduction in accumulation unit values through a reduction in net investment income (loss).

Under these agreements, the Company is responsible for all sales, general, and administrative expenses applicable to the Separate Account.

There is a maturity benefit on the variable annuity contracts. If the account value is lower than the guaranteed minimum maturity benefit, the general account funds an increase to the separate account which is recorded as a negative charge in the general account.

Withdrawal Charge
A withdrawal charge is imposed in the event of full or partial withdrawal. The policyowner had two withdrawal charge options to choose from at the time the contract was purchased. The first option

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2023
was the date of issue withdrawal charge option where the withdrawal charge is 7% in the first six complete contract years, decreasing to 6% in the seventh complete contract year, and then declining by 2% in each subsequent contract year, until it is zero in contract year ten. The second option was the date of premium payment withdrawal charge option where the withdrawal charge is calculated from the date of a premium payment. The date of premium payment withdrawal charge is 7% in the first premium payment year, decreasing by 1% in each subsequent premium payment year, until it is zero in premium payment year eight. During 2023, funds that included a date of issue withdrawal charge option are outside of the withdrawal charge period, while there are still some funds within the charge period that include the date of premium payment withdrawal charge option.

Transfer Charge
A transfer charge of $25 may be imposed for the thirteenth and each subsequent transfer from and among sub-accounts in any one contract year. These charges are included within contract maintenance charges in the Statements of Changes in Net Assets.

4.    Purchases and Sales of Securities
The cost of investments purchased and proceeds from investments sold were as follows for the year ended December 31, 2023:

	Cost of	Proceeds
	Purchases	from Sales
The Alger Funds Mid Cap Growth Portfolio	$397	$338,396
The Alger Funds Small Cap Growth Portfolio	2,345	175,653
Fidelity Variable Insurance Products Asset Manager Portfolio	13,583	11,705
Fidelity Variable Insurance Products Contrafund Portfolio	126,049	714,858
Fidelity Variable Insurance Products Equity-Income Portfolio	89,693	351,601
Fidelity Variable Insurance Products Growth Portfolio	133,822	301,191
Fidelity Variable Insurance Products Index 500 Portfolio	114,474	1,069,702
Fidelity Variable Insurance Products
Investment Grade Bond Portfolio	16,669	70,653
Fidelity Variable Insurance Products
Government Money Market Portfolio	397,619	424,884
T. Rowe Price Equity Series, Inc. International Stock Portfolio	10,068	241,416
T. Rowe Price Equity Series, Inc. Limited-Term Bond Portfolio	7,171	20,518
VanEck VIP Trust Global Resources Fund	4,530	14,330
Pioneer Investments Pioneer Fund VCT Portfolio	53,173	129,966
Pioneer Investments Pioneer Select Mid Cap Growth VCT Portfolio	263	233,203
Royce Capital Fund Micro-Cap Portfolio	168	94,871
First Eagle Investment Management Overseas Variable Fund	61,977	100,574
Neuberger Berman Advisors Management Trust
Mid Cap Growth Portfolio	505	17,688
Neuberger Berman Advisors Management Trust
Sustainable Equity Portfolio	5,591	53,662
PIMCO Variable Insurance Trust High Yield Portfolio	5,456	17,726
PIMCO Variable Insurance Trust Real Return Portfolio	4,925	16,409

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2023
5.    Summary of Unit Transactions
Transactions in units for the years ended December 31, 2023 and 2022 were as follows:

	Year Ended December 31,
	2023	2022
	Units	Units
The Alger Funds Mid Cap Growth Portfolio
Contract purchases	2,143	3,215
Redemptions	(7,065)	(4,904)
The Alger Funds Small Cap Growth Portfolio
Contract purchases	4,418	6,164
Redemptions	(9,249)	(6,694)
Fidelity Variable Insurance Products Asset Manager Portfolio
Contract purchases	1,048	1,041
Redemptions	(1,223)	(1,424)
Fidelity Variable Insurance Products Contrafund Portfolio
Contract purchases	2,439	4,373
Redemptions	(9,024)	(7,285)
Fidelity Variable Insurance Products Equity-Income Portfolio
Contract purchases	3,529	5,867
Redemptions	(9,400)	(12,341)
Fidelity Variable Insurance Products Growth Portfolio
Contract purchases	1,882	1,934
Redemptions	(4,940)	(6,625)
Fidelity Variable Insurance Products Index 500 Portfolio
Contract purchases	3,325	4,810
Redemptions	(16,378)	(11,252)
Fidelity Variable Insurance Products Investment Grade Bond
Portfolio
Contract purchases	10,601	19,923
Redemptions	(13,216)	(21,824)
Fidelity Variable Insurance Products Government Money
Market Portfolio
Contract purchases	32,336	34,337
Redemptions	(36,321)	(41,228)
T. Rowe Price Equity Series, Inc. International Stock Portfolio
Contract purchases	4,099	7,367
Redemptions	(13,433)	(12,098)
T. Rowe Price Equity Series, Inc. Limited-Term Bond Portfolio
Contract purchases	1,539	1,516
Redemptions	(2,622)	(2,009)
VanEck VIP Global Resources Fund Portfolio
Contract purchases	295	256
Redemptions	(662)	(432)
Pioneer Investments Pioneer Fund VCT Portfolio
Contract purchases	873	1,777
Redemptions	(2,298)	(3,469)
		(Continued)

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2023

	Year Ended December 31,
	2023	2022
	Units	Units
Pioneer Investments Pioneer Select Mid Cap Growth VCT
Portfolio
Contract purchases	1,921	3,721
Redemptions	(7,383)	(5,062)
Royce Capital Fund Micro-Cap Portfolio
Contract purchases	235	256
Redemptions	(1,550)	(856)
First Eagle Investment Management Overseas Variable Fund
Contract purchases	185	666
Redemptions	(1,297)	(1,417)
Neuberger Berman Advisors Management Trust Mid-Cap
Growth Portfolio
Contract purchases	1,279	1,230
Redemptions	(1,895)	(2,134)
Neuberger Berman Advisors Management Trust Sustainable
Equity Portfolio
Contract purchases	2	—
Redemptions	(1,177)	(670)
PIMCO Variable Insurance Trust High Yield Portfolio
Contract purchases	1	—
Redemptions	(675)	(303)
PIMCO Variable Insurance Trust Real Return Portfolio
Contract purchases	207	185
Redemptions	(821)	(416)
		(Concluded)

Transfers to are included in contract purchases and transfers from are included in redemptions.

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2023
6.    Financial Highlights
A summary of units outstanding, unit values and net assets at December 31, 2023, 2022, 2021, 2020 and 2019, and the ratios of investment income, expenses to average net assets, and total return for the years then ended were as follows:

				Investment
		Unit	Net	Income	Expense	Total
	Units	Value	Assets	Ratio (1)	Ratio (2)	Return (3)

The Alger Funds
Mid Cap Growth Portfolio
Accumulation units
2023	19,539	$69.479	$1,357,559	—%	1.40%	21.48%
2022	24,461	57.196	1,399,068	—	1.40	(36.96)
2021	26,150	90.724	2,372,426	—	1.40	2.76
2020	32,977	88.286	2,911,397	—	1.40	62.35
2019	39,672	54.380	2,157,378	—	1.40	28.46
The Alger Funds
Small Cap Growth Portfolio
Accumulation units
2023	16,972	36.647	621,980	—	1.40	14.89
2022	21,803	31.900	695,514	—	1.40	(38.87)
2021	22,333	52.185	1,165,444	—	1.40	(7.36)
2020	27,872	56.329	1,570,003	—	1.40	64.84
2019	34,705	34.173	1,185,973	—	1.40	27.55
Fidelity Variable Insurance Products
Asset Manager Portfolio
Accumulation units
2023	10,842	38.108	413,172	2.37	1.40	11.39
2022	11,017	34.213	376,926	2.06	1.40	(16.11)
2021	11,400	40.783	464,925	1.56	1.40	8.40
2020	14,772	37.623	555,762	1.49	1.40	13.28
2019	16,301	33.214	541,418	1.74	1.40	16.61
Fidelity Variable Insurance Products
Contrafund Portfolio
Accumulation units
2023	33,633	115.260	3,876,551	0.46	1.40	31.61
2022	40,218	87.576	3,522,114	0.49	1.40	(27.33)
2021	43,130	120.513	5,197,720	0.07	1.40	26.07
2020	52,070	95.592	4,977,477	0.25	1.40	28.76
2019	60,258	74.242	4,473,664	0.46	1.40	29.76
						(Continued)

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2023

				Investment
		Unit	Net	Income	Expense	Total
	Units	Value	Assets	Ratio (1)	Ratio (2)	Return (3)

Fidelity Variable Insurance Products
Equity-Income Portfolio
Accumulation units
2023	32,184	$59.653	$1,919,871	1.82%	1.40%	9.12%
2022	38,055	54.666	2,080,308	1.75	1.40	(6.27)
2021	44,529	58.323	2,597,044	1.89	1.40	23.17
2020	47,773	47.353	2,262,178	1.68	1.40	5.21
2019	60,160	45.006	2,707,540	1.99	1.40	25.68
Fidelity Variable Insurance Products
Growth Portfolio
Accumulation units
2023	31,804	93.519	2,974,284	0.13	1.40	34.36
2022	34,862	69.603	2,426,500	0.62	1.40	(25.50)
2021	39,553	93.428	3,695,363	0.00	1.40	21.51
2020	54,324	76.887	4,176,795	0.08	1.40	41.90
2019	60,926	54.185	3,301,252	0.26	1.40	32.46
Fidelity Variable Insurance Products
Index 500 Portfolio
Accumulation units
2023	53,538	89.424	4,787,562	1.44	1.40	24.45
2022	66,591	71.853	4,784,730	1.43	1.40	(19.34)
2021	73,033	89.082	6,505,922	1.23	1.40	26.80
2020	85,909	70.255	6,035,501	1.73	1.40	16.60
2019	92,769	60.252	5,589,520	1.88	1.40	29.53
Fidelity Variable Insurance Products
Investment Grade Bond Portfolio
Accumulation units
2023	19,420	23.210	450,732	2.49	1.40	4.74
2022	22,035	22.160	488,289	2.17	1.40	(14.16)
2021	23,936	25.816	617,923	2.02	1.40	(1.98)
2020	25,024	26.338	659,081	1.93	1.40	7.88
2019	40,130	24.415	979,758	2.61	1.40	8.15
Fidelity Variable Insurance Products
Government Money Market Portfolio
Accumulation units
2023	51,856	12.825	665,063	4.81	1.40	3.45
2022	55,841	12.398	692,327	1.38	1.40	0.04
2021	62,732	12.393	777,468	0.01	1.40	(1.37)
2020	72,994	12.566	917,227	0.32	1.40	(1.07)
2019	73,656	12.701	935,506	2.00	1.40	0.61
						(Continued)

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2023

				Investment
		Unit	Net	Income	Expense	Total
	Units	Value	Assets	Ratio (1)	Ratio (2)	Return (3)

T. Rowe Price Equity Series, Inc.
International Stock Portfolio
Accumulation units
2023	39,693	$26.131	$1,037,202	0.93%	1.40%	14.64%
2022	49,027	22.794	1,117,509	0.73	1.40	(16.98)
2021	53,758	27.454	1,475,891	0.55	1.40	(0.08)
2020	60,378	27.476	1,658,966	0.47	1.40	12.86
2019	91,454	24.345	2,226,402	2.28	1.40	26.00
T. Rowe Price Equity Series, Inc.
Limited-Term Bond Portfolio
Accumulation units
2023	12,446	16.310	203,000	3.31	1.40	3.49
2022	13,529	15.761	213,233	1.94	1.40	(5.84)
2021	14,022	16.737	234,689	1.34	1.40	(1.25)
2020	16,202	16.951	274,639	1.96	1.40	3.25
2019	13,335	16.417	218,920	2.40	1.40	2.91
VanEck VIP
Global Resources Fund Portfolio
Accumulation units
2023	4,294	31.537	135,418	2.79	1.40	(4.91)
2022	4,661	33.172	154,617	1.65	1.40	6.90
2021	4,837	31.031	150,095	0.43	1.40	17.28
2020	5,473	26.459	144,810	0.77	1.40	17.46
2019	11,663	22.526	262,722	0.00	1.40	10.32
Pioneer Investments
Pioneer Fund VCT Portfolio
Accumulation units
2023	11,705	87.481	1,023,965	0.86	1.40	27.15
2022	13,130	68.803	903,389	0.64	1.40	(20.61)
2021	14,822	86.662	1,284,503	0.32	1.40	26.21
2020	17,080	68.662	1,172,744	0.77	1.40	22.56
2019	17,270	56.023	967,513	0.99	1.40	29.52
Pioneer Investments
Pioneer Select Mid Cap Growth VCT Portfolio
Accumulation units
2023	37,530	42.097	1,579,885	—	1.40	17.13
2022	42,992	35.938	1,545,049	—	1.40	(32.01)
2021	44,333	52.858	2,343,364	—	1.40	6.57
2020	50,784	49.596	2,518,699	—	1.40	37.24
2019	54,554	36.132	1,971,172	—	1.40	31.24
						(Continued)

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2023

				Investment
		Unit	Net	Income	Expense	Total
	Units	Value	Assets	Ratio (1)	Ratio (2)	Return (3)

Royce Capital Fund
Micro-Cap Portfolio
Accumulation units
2023	6,263	$73.973	$463,292	—%	1.40%	17.15%
2022	7,578	63.145	478,516	—	1.40	(23.51)
2021	8,178	82.550	675,091	—	1.40	28.18
2020	10,209	64.396	657,421	—	1.40	22.08
2019	13,562	52.753	715,435	—	1.40	17.90
First Eagle Investment Management
Overseas Variable Fund
Accumulation units
2023	10,286	82.261	846,132	—	1.40	8.56
2022	11,398	75.773	863,666	2.07	1.40	(9.43)
2021	12,149	83.668	1,016,486	0.89	1.40	3.00
2020	13,392	81.235	1,087,894	2.67	1.40	5.37
2019	15,476	77.091	1,193,056	0.28	1.40	15.76
Neuberger Berman Advisors Management Trust
Mid Cap Growth Portfolio
Accumulation units
2023	13,546	23.239	314,800	—	1.40	16.52
2022	14,162	19.945	282,460	—	1.40	(29.72)
2021	15,066	28.378	427,545	—	1.40	11.43
2020	23,796	25.467	606,009	—	1.40	38.04
2019	34,189	18.449	630,754	—	1.40	30.91
Neuberger Berman Advisors Management Trust
Sustainable Equity Portfolio
Accumulation units
2023	6,273	49.201	308,641	0.34	1.40	25.15
2022	7,448	39.310	292,782	0.44	1.40	(19.58)
2021	8,118	48.882	396,828	0.38	1.40	21.77
2020	8,900	40.144	357,282	0.55	1.40	17.90
2019	12,342	34.046	420,199	0.40	1.40	24.14
PIMCO Variable Insurance Trust
High Yield Portfolio
Accumulation units
2023	3,741	26.341	98,541	5.68	1.40	10.67
2022	4,415	23.799	105,071	5.05	1.40	(11.52)
2021	4,718	26.901	126,919	4.45	1.40	2.20
2020	4,746	26.320	124,917	4.77	1.40	4.27
2019	2,297	25.241	57,978	4.97	1.40	13.14
						(Continued)

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2023

				Investment
		Unit	Net	Income	Expense	Total
	Units	Value	Assets	Ratio (1)	Ratio (2)	Return (3)

PIMCO Variable Insurance Trust
Real Return Portfolio
Accumulation units
2023	6,562	$23.055	$151,290	2.98%	1.40%	2.24%
2022	7,176	22.551	161,827	7.01	1.40	(13.12)
2021	7,407	25.959	192,280	4.96	1.40	4.13
2020	9,940	24.929	247,797	1.43	1.40	10.16
2019	9,563	22.630	216,408	1.67	1.40	6.94
						(Concluded)

(1)    These percentages represent the dividends, excluding distributions of capital gains, received by the sub account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude expenses assessed by the sub-account. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests. The investment income ratio is calculated for the effective period for each fund as applicable.
(2)    These percentages represent the annualized contract expenses of the Separate Account, which consist of the mortality and expense guarantees and the asset-based administration fees. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner accounts through redemption of units and expenses of the underlying funds are excluded.
(3)    These percentages represent the total return for the year, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses would result in a reduction in the total return presented. The total return is calculated for the effective period for each fund as applicable.

7.    Subsequent Events
The Company has evaluated subsequent events through April 30, 2024, the date that these financial statements were available to be issued. Based on this evaluation, no events have occurred subsequent to December 31, 2023 that require disclosure or adjustment to the financial statements at that date or for the period ended.